Equity Investments in Subsidiaries, Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Summary of Equity Investments in Subsidiaries
The interest and shareholding percentages in companies over which the Group exerts control, and which are consolidated by the Group, are detailed below:

	Direct and Indirect Shareholding		Equity Investment %
Company	12.31.23	12.31.22	12.31.23	12.31.22
Agri Tech Investments Argentina S.A.U.	199,937	199,937	100.00%	100.00%
Agri Tech Investments LLC	1,180,032,017	199,997,240	100.00%	100.00%
Banco de Galicia y Buenos Aires S.A.U.	668,549,353	668,549,353	100.00%	100.00%
Cobranzas Regionales S.A. (*)	—	3,910,000	—%	100.00%
Galicia Asset Management S.A.U.	20,000	20,000	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A.	71,310	71,308	99.99%	99.99%
Galicia Capital US LLC	1,000	—	100.00%	—%
Galicia Holdings US Inc.	1,000	—	100.00%	—%
Galicia Investments LLC	10,237,394	—	100.00%	—%
Galicia Retiro Compañía de Seguros S.A.U.	27,727,278	27,727,278	100.00%	100.00%
Galicia Securities S.A.U.	95,392,000	95,392,000	100.00%	100.00%
Galicia Seguros S.A.U.	18,308,870	18,308,870	100.00%	100.00%
Galicia Ventures LP	350,371,489	—	100.00%	—%
Galicia Warrants S.A.	1,000,000	1,000,000	100.00%	100.00%
Nera Uruguay S.A. (formerly Halsiuk S.A.) (**)	40	—	100.00%	—%
IGAM LLC	4,750,561,179	3,503,311,179	100.00%	100.00%
INVIU S.A.U.	809,611,333	2,469,146	100.00%	100.00%
INVIU Capital Markets Limited	1	—	100.00%	—%
INVIU Technology Limited	1	—	100.00%	—%
INVIU Uruguay Agente de Valores S.A.	40,000,000	40,000,000	100.00%	100.00%
Naranja Digital Compañía Financiera S.A.U.	1,712,567,500	1,712,567,500	100.00%	100.00%
Sudamericana Holding S.A.	32,717,429	185,653	100.00%	100.00%
Sudamericana Seguros Galicia S.A. (formerly Seguros SURA S.A.) (***)	4,512,697,946	—	99.43%	—%
Tarjeta Naranja S.A.U.	2,896	2,824	100.00%	100.00%
Tarjetas Regionales S.A.	1,756,704,458	1,756,704,458	100.00%	100.00%
Well Assistance S.A.U.	100,000	100,000	100.00%	100.00%
(*)    Company absorbed by Tarjeta Naranja S.A.U. as from October 1, 2023.
(**) As of the date of issuance of these financial statements, the process for the change of name is pending registration at the Registry of Legal Entities of the ROU.
(***) As of the date of issuance of these financial statements, the process of change of name is pending approval by the Superintendence of Insurance of the Nation.

Summary of Balances of Subsidiaries, According to the IFRS-based Accounting Framework
The following are the balances of subsidiaries, according to IFRS as of the indicated dates:

	12.31.23
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Agri Tech Investments Argentina S.A.U.	2,787,696	904,641	1,883,055	(781,476)
Agri Tech Investments LLC	1,303,364	—	1,303,364	(1,371,520)
Banco de Galicia y Buenos Aires S.A.U.	8,662,949,001	7,011,484,525	1,651,464,476	281,633,788
Cobranzas Regionales S.A. (**)	—	—	—	(3,714,620)
Galicia Asset Management S.A.U.	28,776,139	9,539,077	19,237,062	24,701,384
Galicia Broker Asesores de Seguros S.A. (***)	1,642,905	537,029	1,105,876	1,467,113
Galicia Capital US LLC	40,424	—	40,424	(15,658)
Galicia Holdings US Inc.	40,432	40,424	8	4
Galicia Investments LLC	7,992	—	7,992	(7,201)
Galicia Retiro Compañía de Seguros S.A.U. (***)	3,880,873	3,095,041	785,832	108,782
Galicia Securities S.A.U.	57,941,669	46,618,845	11,322,824	12,781,876
Galicia Seguros S.A.U. (***)	22,906,960	8,789,124	14,117,836	7,052,093
Galicia Ventures LP	799,228	—	799,228	220,112
Galicia Warrants S.A.	5,580,177	1,897,173	3,683,004	167,512
Nera Uruguay S.A. (formerly Halsiuk S.A.) (****)	—	529	(529)	258
IGAM LLC	11,994,962	2,250	11,992,712	1,491,039
INVIU S.A.U.	49,930,173	42,180,270	7,749,903	558,616
INVIU Capital Markets Limited	18,206	17	18,189	9,403
INVIU Technology Limited	2,790	—	2,790	(2,460)
INVIU Uruguay Agente de Valores S.A.	1,859,603	1,159,691	699,912	(372,663)
Naranja Digital Compañía Financiera S.A.U.	245,802,363	230,814,027	14,988,336	(6,759,772)
Sudamericana Holding S.A. (***)	32,504,862	2,489,822	30,015,040	11,660,967
Sudamericana Seguros Galicia S.A. (formerly Seguros SURA S.A.) (*****)	159,225,575	143,563,039	15,662,536	455,197
Tarjeta Naranja S.A.U.	1,107,822,562	870,967,815	236,854,747	28,531,945
Tarjetas Regionales S.A.	274,378,940	11,334	274,367,606	15,440,229
Well Assistance S.A.U. (***)	554	3,321	(2,767)	(2,767)
____________________
(*)    Income attributable to the shareholders of the parent.
(**)    Net income for the nine-month period ended September 30, 2023.
(***) Net income for the twelve-month period ended December 31, 2023.
(****) Net income for the six-month period ended December 31, 2023.
(*****) Net income for the three-month period ended December 31, 2023.

	12.31.22
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Agri Tech Investments Argentina S.A.U.	922,371	248,385	673,986	19,338
Agri Tech Investments LLC	674,194	—	674,194	19,357
Banco de Galicia y Buenos Aires S.A.U.	9,131,354,980	7,569,680,665	1,561,674,315	(126,628,917)
Cobranzas Regionales S.A.	12,601,303	2,556,644	10,044,659	(10,905,321)
Galicia Asset Management S.A.U.	22,723,599	8,228,941	14,494,658	19,072,952
Galicia Broker Asesores de Seguros S.A. (**)	1,207,243	509,737	697,506	183,843
Galicia Retiro Compañía de Seguros S.A.U. (**)	3,770,057	3,091,618	678,439	181,703
Galicia Securities S.A.U.	16,479,976	10,224,949	6,255,027	4,482,657
Galicia Seguros S.A.U. (**)	36,416,717	22,306,927	14,109,790	7,422,669
Galicia Warrants S.A.	5,878,564	1,949,904	3,928,660	270,679
IGAM LLC	7,925,536	1,532	7,924,004	(7,826,988)
INVIU S.A.U.	16,765,655	9,574,374	7,191,281	(7,499,677)
INVIU Uruguay Agente de Valores S.A.	13,225,498	12,947,268	278,230	(241,241)
Naranja Digital Compañía Financiera S.A.U.	100,603,593	89,709,327	10,894,266	(9,294,061)
Sudamericana Holding S.A. (**)	16,350,623	40,190	16,310,433	7,495,557
Tarjeta Naranja S.A.U.	1,288,657,713	1,053,115,050	235,542,663	29,359,014
Tarjetas Regionales S.A.	266,029,478	22,867	266,006,611	3,420,330
Well Assistance S.A.U. (***)	311,408	—	311,408	—
____________________
(*) Income attributable to the shareholders of the parent.
(**)    Net income for the twelve-month period ended December 31, 2022.

Summary of Investments in Associates

Company	Equity Investment %	Place of Business	12.31.23	12.31.22
Play Digital S.A.	15.69	CABA	2,650,357	2,076,371
The movements of such investment are as follows:

Company	12.31.22	Contributions (1)	Purchase of shares	Profit Sharing in income (loss) for the Year	12.31.23
Play Digital S.A.	2,076,371	2,405,770	114,885	(1,946,669)	2,650,357
(1)Banco Galicia has made new contributions after the closing.

Company	12.31.21	Contributions	Sales of shares	Profit Sharing in income (loss) for the Year	12.31.22
Play Digital S.A.	1,027,259	2,336,792	84,083	(1,371,763)	2,076,371
The basic information regarding Grupo Financiero Galicia’s associates is detailed as follows:

	Profit Sharing in income (loss) for the Year (*)
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss)
Play Digital S.A.	16,255,518	6,276,551	9,978,967	(7,818,441)

Summary of Assets and Liabilities from Acquisitions
The Assets and Liabilities arising from the acquisition are detailed below:

Item	Fair value
Assets
Cash and Due from Banks	2,556,085
Investments	76,867,608
Property, Plant and Equipment	2,369,457
Reinsurance Contract Assets	16,064,907
Other Assets	12,366,070
Total Assets	110,224,127
Liabilities
Provisions	561,774
Insurance Contracts Liabilities	85,121,978
Other Liabilities	8,422,642
Total Liabilities	94,106,394
Net Assets	16,117,733
Minority Interest	(91,245)
Net Assets Acquired	16,026,488